UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND October 31, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.0%

	Shares	Value
CONSUMER DISCRETIONARY — 4.9%
Bed Bath & Beyond *	2,709	$209,460
BorgWarner	1,805	186,149
Carter’s	3,545	245,137
Coach	6,283	318,422
Express *	20,301	471,187
Group 1 Automotive	16,390	1,048,960
Mohawk Industries *	810	107,260
Select Comfort *	39,444	722,614
Sinclair Broadcast Group, Cl A	30,213	968,629
Sonic Automotive, Cl A	27,240	606,907
Tower International *	14,903	316,242
Xueda Education Group ADR	24,020	112,414

		5,313,381

CONSUMER STAPLES — 4.2%
Central Garden and Pet, Cl A *	98,615	725,806
CVS/Caremark	12,670	788,834
Darling International *	19,362	450,554
Herbalife	25,271	1,638,066
Safeway	27,376	955,423

		4,558,683

ENERGY — 7.1%
Alpha Natural Resources *	19,805	138,635
Atlas Pipeline Partners LP (A)	44,500	1,715,920
CARBO Ceramics	1,966	246,419
CONSOL Energy	12,862	469,463
Crosstex Energy	17,600	540,144
Frank’s International	5,138	157,171
Goodrich Petroleum *	36,783	860,354
Gulfport Energy *	14,029	823,362
Noble	18,800	708,760
Oil States International *	7,637	829,607
SemGroup, Cl A	7,171	433,057
Tidewater	3,598	216,672
USA Compression Partners LP (A)	26,500	643,420

		7,782,984

FINANCIALS — 10.2%
Ares Commercial Real Estate	9,720	120,820
Berkshire Hathaway, Cl B *	7,920	911,433
Brookfield Property Partners LP (A)	4,967	95,664
CYS Investments	241,200	2,047,788
Federated Investors, Cl B	64,020	1,736,222
Fidelity National Financial, Cl A	8,018	225,707
First American Financial	16,394	423,949
Hannon Armstrong Sustainable Infrastructure Capital	86,276	1,056,881
McGraw-Hill	2,510	174,897
MFA Financial	76,010	563,234

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND October 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
New York Community Bancorp	35,000	$567,350
Piper Jaffray *	12,586	451,712
Safeguard Scientifics *	74,043	1,292,050
TD Ameritrade Holding	31,568	860,544
Willis Group Holdings	13,430	605,290

		11,133,541

HEALTH CARE — 8.7%
AMN Healthcare Services *	52,477	650,715
Centene *	5,000	280,800
Charles River Laboratories International *	6,320	311,007
DaVita *	23,362	1,313,178
Hospira *	41,277	1,672,544
Natus Medical *	77,731	1,533,633
Questcor Pharmaceuticals	11,936	732,512
Rochester Medical *	50,979	1,018,561
Surgical Care Affiliates *	484	12,705
Trinity Biotech ADR	69,473	1,736,825
Xstelos Holdings	14,900	19,370
Zimmer Holdings	2,822	246,840

		9,528,690

INDUSTRIALS — 23.7%
Actuant, Cl A	17,350	651,666
Allied Defense Group * (B)	38,762	122,100
American Railcar Industries	9,014	369,213
AMR *	8,970	65,930
Avis Budget Group *	19,841	621,618
Blount International *	85,888	1,046,116
Colfax *	19,143	1,071,242
Copart *	54,132	1,744,674
CPI Aerostructures *	171,911	2,131,696
Douglas Dynamics	8,212	124,576
Dycom Industries *	6,540	193,911
Esterline Technologies *	20,727	1,661,476
General Cable	19,720	649,380
Harsco	20,548	572,878
Huron Consulting Group *	9,170	537,087
II-VI *	35,822	611,123
Interface, Cl A	40,787	825,937
ITT	13,500	536,355
Joy Global	33,386	1,894,655
KAR Auction Services	58,830	1,748,428
Kennametal	4,509	207,414
Luxfer Holdings ADR	5,586	102,894
Manitowoc	1,537	29,910
Mine Safety Appliances	7,771	374,251

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND October 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Rand Logistics *	63,194	$324,185
Republic Airways Holdings *	19,716	232,254
Rockwell Collins	4,920	343,564
Spirit Aerosystems Holdings, Cl A *	29,363	783,699
Team *	5,392	201,068
Tennant	4,538	275,411
Titan International	15,859	229,956
Titan Machinery *	105,269	1,856,945
Triumph Group	10,784	772,674
Twin Disc	47,111	1,218,762
WABCO Holdings *	10,960	939,053
Xylem	22,511	776,630

		25,848,731

INFORMATION TECHNOLOGY — 15.9%
Activision Blizzard	6,743	112,203
Advanced Energy Industries *	59,197	1,236,033
ATMI *	14,220	388,775
Benchmark Electronics *	19,520	443,690
Brooks Automation	85,819	827,295
ChipMOS TECHNOLOGIES Bermuda	29,532	471,626
Cogo Group *	425,110	1,007,511
Fidelity National Information Services	8,803	429,146
Integrated Device Technology *	44,242	470,735
Integrated Silicon Solution *	69,622	750,525
Intevac *	4,000	20,400
IPG Photonics *	13,944	924,069
Magnachip Semiconductor *	67,506	1,261,687
Measurement Specialties *	8,159	454,701
MICROS Systems *	24,268	1,316,539
Newport *	76,369	1,211,976
ON Semiconductor *	62,650	442,309
Richardson Electronics	24,320	280,166
Seagate Technology	33,235	1,617,880
Spark Networks *	17,543	125,608
SPS Commerce *	5,426	369,782
TechTarget *	48,722	244,584
Ultra Clean Holdings *	216,637	2,016,891
Violin Memory *	35,179	233,940
Vishay Precision Group *	2,969	48,692
Western Union	37,264	634,234

		17,340,997

MATERIALS — 20.4%
Agnico-Eagle Mines	70,139	2,071,205
Agrium	970	82,760
Alamos Gold	13,210	210,964
Albemarle	3,876	256,552
Allegheny Technologies	35,898	1,188,224

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND October 31, 2013 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Ashland	8,320	$770,016
AuRico Gold	60,377	248,150
Berry Plastics Group *	48,188	967,615
Celanese, Cl A	10,862	608,381
Compass Minerals International	2,695	200,697
Constellium, Cl A *	80,103	1,479,502
Eastman Chemical	3,570	281,280
GSE Holding *	62,942	177,496
Huntsman	8,605	199,808
MAG Silver *	211,222	1,203,965
Material Sciences *	54,397	504,804
Materion	27,554	821,385
Methanex	22,443	1,305,285
Neenah Paper	30,238	1,243,991
OCI Resources LP * (A)	59,000	1,297,410
Olin	13,960	314,240
Omnova Solutions *	105,921	921,513
Q2 Gold Resources * (B)	15,766	—
Reliance Steel & Aluminum	2,630	192,753
Schnitzer Steel Industries, Cl A	42,685	1,239,572
Silgan Holdings	18,431	830,685
Silver Wheaton	14,404	326,539
Synalloy	37,694	606,496
Tahoe Resources *	24,375	466,781
Taminco *	20,374	406,869
Tronox, Cl A	78,299	1,807,924

		22,232,862

TELECOMMUNICATION SERVICES — 0.0%
Towerstream *	13,533	32,479

TOTAL COMMON STOCK (Cost $69,235,657)		103,772,348

REGISTERED INVESTMENT COMPANIES — 1.1%
CLOSED-END FUNDS — 1.1%
BlackRock Floating Rate Income Strategies Fund	15,370	228,859
Eaton Vance Senior Floating-Rate Trust	21,080	333,064
Nuveen Credit Strategies Income Fund	67,442	644,071

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,154,059)		1,205,994

PREFERRED STOCK — 0.9%
ENERGY — 0.6%
Magnum Hunter Resources 8.000%	14,886	699,493

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND October 31, 2013 (Unaudited)

PREFERRED STOCK — continued

	Shares/Face Amount	Value
MATERIALS — 0.3%
Molycorp 5.500%	14,901	$279,394

TOTAL PREFERRED STOCK (Cost $1,041,182)		978,887

CONVERTIBLE BONDS — 0.2%
FINANCIALS — 0.1%
Wabash National 3.375%, 05/01/18	$50,000	63,906

MATERIALS — 0.1%
Lake Shore 6.250%, 09/30/17	136,350	89,906

TOTAL CONVERTIBLE BONDS (Cost $140,521)		153,812

SHORT-TERM INVESTMENT — 3.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (C) (Cost $3,382,181)	3,382,181	3,382,181

TOTAL INVESTMENTS — 100.3% (Cost $74,953,600) †		$109,493,222

Percentages are based on Net Assets of $109,188,903

*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At October 31, 2013, these securities amounted to $3,752,414 or 3.4% of Net Assets.
(B)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2013 was $122,100 and represented 0.1% of net assets
(C)	The rate shown is the 7-day effective yield as of October 31, 2013.
†	At October 31, 2013, the tax basis cost of the Fund’s investments was $74,953,600, and the unrealized appreciation and depreciation were $35,769,601 and $(1,229,979) respectively.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

Amounts designated as “—” are $0.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$103,650,248	$—	$122,100	$103,772,348
Registered Investment Companies	1,205,994	—	—	1,205,994
Preferred Stock	978,887	—	—	978,887
Convertible Bonds	—	153,812	—	153,812
Short-Term Investment	3,382,181	—	—	3,382,181

Total Investments in Securities	$109,217,310	$153,812	$122,100	$109,493,222

For the period ended October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

GRT-QH-001-1200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 30, 2013